Investments in Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 1,370,943		$ 1,126,875
Investment fund affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	1,042,072	[1]	845,198	[1]
Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 328,871		$ 281,677

[1]	The Company generally records its alternative fund affiliates on a one-month lag and its private investment fund affiliates on a three-month lag.